Annual Fund Operating Expenses	May 30, 2025
REX-OSPREY(TM) ETH + STAKING ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[2]
Component2 Other Expenses	0.53%	[3]
Expenses (as a percentage of Assets)	1.28%
REX-OSPREY(TM) SOL + STAKING ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[5]
Component2 Other Expenses	0.65%	[6]
Expenses (as a percentage of Assets)	1.40%

[1]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest in REX-OspreyTM ETH + Staking Strategy (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “ETH Subsidiary”). The ETH Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the ETH Subsidiary’s assets, and for the payment and/or reimbursement of the ETH Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	The Fund is classified as a C-corporation for tax purposes and, as such, will incur current and deferred tax expenses. Such current or deferred tax liabilities, if any, will be reflected in the Fund’s Net Asset Value. Current/Deferred Income Taxes are estimated for the Fund’s initial fiscal year.
[4]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest in REX-OspreyTM SOL + Staking Strategy (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “SOL Subsidiary”). The SOL Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the SOL Subsidiary’s assets, and for the payment and/or reimbursement of the SOL Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the SOL Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[5]	Other Expenses are estimated for the Fund’s initial fiscal year.
[6]	The Fund is classified as a C-corporation for tax purposes and, as such, will incur current and deferred tax expenses. Such current or deferred tax liabilities, if any, will be reflected in the Fund’s Net Asset Value. Current/Deferred Income Taxes are estimated for the Fund’s initial fiscal year.